Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Profit attributable to stockholders of the Company	R$ 1,653,684	R$ 1,504,768	R$ 1,166,102
Weighted average number of ordinary shares outstanding	321,806,480	327,110,295	330,310,786
Basic earnings (loss) per share	R$ 5.1387	R$ 4.6002	R$ 3.5303
Diluted earnings per share [abstract]
Net income atributable to equity holders of the shares	R$ 1,653,684	R$ 1,504,768	R$ 1,166,102
Weighted average number of ordinary shares outstanding	321,806,480	327,110,295	330,310,786
Dilutive effect of convertible instruments on number of ordinary shares	2,149,097	2,124,398	1,864,038
Adjusted weighted average number of ordinary shares outstanding	323,955,577	329,234,693	332,174,824
Diluted earnings per common share - R$	R$ 5.1047	R$ 4.5705	R$ 3.5105